Allstate
Distributors, L.L.C.
(SEC I.D. No. 8-52029)
Financial Statements and Supplemental Schedules as of and for the Year Ended December 3 1, 2019 and Report of Independent Registered Public Accounting Firm
TABLE OF CONTENTS
Page
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 1
FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 3 1, 2019:
Statement of Financial Condition 2
Statement of Income 3
Statement of Changes in Member's Equity 4
Statement of Cash Flows 5
Notes to Financial Statements 6-8
SUPPLEMENTAL SCHEDULES AS OF DECEMBER 3 1, 2019:
Schedule G - Computation of Net Capital for Brokers and Dealers Pursuant to Rule 15c3-1 9
Under the Securities Exchange Act of 1934
Schedule H - Computation for Determination of Reserve Requirements for Brokers and Dealers 10
Pursuant to Rule 15c3-3 Under the Securities Exchange Act of 1934
Report of Independent Registered Public Accounting Firm - 15c3-3 Review 1 1
Exemption Report 12
 Deloitte Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
USA
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tel: 1 312 486 1000
Fax: 1 312 486 1486 To the Board of Managers and the Member of www.deloitte.com Allstate Distributors, L. L.C.
Northbrook, Illinois
Opinion on the Financial Statements
We have audited the accompanying statement of financial condition of Allstate Distributors, L.L.C. (the "Company") as of December 31, 2019, and the related statements of income, changes in member's equity, and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company!s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
Report on Supplemental Schedules
The supplemental schedules G and H listed in the accompanying table of contents have been subjected to audit procedures performed in conjunction with the audit of the Company's financial statements. The supplemental schedules are the responsibility of the Company's management. Our audit procedures included determining whether the supplemental schedules reconcile to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental schedules. In forming our opinion on the supplemental schedules, we evaluated whether the supplemental schedules, including their form and content, are presented in compliance with Rule 17a-5 under the Securities Exchange Act of 1934. In our opinion, such schedules are fairly stated, in all material respects, in relation to the financial statements as a whole.
Is/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 28, 2020
We have served as the Company's auditor since 2000.

OF FNANCIAL CONDITION AS OF DECEMBER 31, 2019

ASSETS:
Cash and cash equivalents   840,917
Fee and underwriting income receivable from affiliates  463,869
Other assets  42,467
 1,347,253
TOTALASSETS

LIABILITIES AND MEMBER'S EQUITY LIABILITIES:
Payable to affiliates   138,290
Accounts payable and accrued expenses  182,248
Income taxes payable to affliate  3,045

TOTAL LIABILITIES 323,583
MEMBER'S EQUITY  TOTAL LIABILITIES AND MEMBER'S EQUITY
mcoME
ENDED DECEMBER 31, 2019

TOTAL REVENUES
EXPENSES:
Salaries and employee benefits expenses 7,123,972
General and administrative expenses 462,544
Regulatory fees 86,270
Wholesaling and marketing expenses 42,540
Other expenses
TOTAL EXPENSES 36,170
INCOME FROM OPERATIONS BEFORE INCOME TAXES 14,500
NCOME TAX EXPENSE 3,045
REVENUES:
Fee income
Underwriting revenue 118,370
Interest income 14,500

NET NCOME   11,455

3
CHANGES MEMBER'S EQUITY ENDED DECEMBER 31, 2019

MEMBER'S EQUITY Beginning of year

NET INCOME 11,455

MEMBER'S EQUITY End of year
CASH FLOWS ENDED DECEMBER 31, 2019

CASH FLOWS FROM OPERATING ACTIVITIES :
Net income 11,455 Adjustments to reconcile net income to net cash used in operating activities:

Changes in:
Fee income receivable from affiliates 191,994
Other assets (750)
Payable to affiliates 47,960
Accounts payable and accrued expenses (266,257)

Net cash used in operating activities (15,598)

NET DECREASE IN CASH AND CASH EQUIVALENTS (15,598)

CASH AND CASH EQUIVALENTS Beginning of year 856,515

CASH AND CASH EQUIVALENTS End of year   840,917

5

NOTES To FNANCIAL STATEIWENTS DECEMBER 31, 2019

1. GENERAL
Basis of presentation - The accompanying financial statements include the accounts of Allstate Distributors, L.L.C. (the "Company"), a limited liability company wholly owned by Allstate Life Insurance Company ("Allstate Life"). Allstate Life is a wholly owned subsidiary ofAllstate Insurance Company ("Allstate"), a wholly owned subsidiary ofAllstate Insurance Holdings LLC ("Allstate Holdings"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States ofAmerica ("GAAP").
Use of estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations - The Company, a Delaware limited liability company, is a broker-dealer registered with the Securities and Exchange Commission ("SEC") and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").
The Company is a non-clearing broker-dealer and serves as principal underwriter for individual and group flexible premium deferred annuity contracts ("contracts") that were issued by Allstate Life and certain of its subsidiaries (the "issuers"). These contracts were sold by registered representatives of an affiliated broker-dealer, who are licensed insurance agents appointed by these issuers and have entered into a selling agreement with the Company. Effective January l, 2014, the issuers ceased selling new contracts, and only accept additional deposits on existing contracts. The Company also underwrites certain SEC-registered variable annuity, variable life, and variable universal life contracts, which are issued by Allstate Life or one of its affiliates (collectively, the "Affiliates"), and has selling agreements with affiliated and unaffiliated broker-dealers to sell new contracts. Further, the Company employs wholesalers who promote the sale of the contracts which are underwritten by the Company, as well as universal life contracts ofthe issuers. The Company charges fees to the issuers in proportion to expenses incurred in the execution ofthe selling agreements and wholesaling activities. Expenses incurred by the Company are reimbursed through these fees.
In 2014, Allstate Life sold one of its affiliates, Lincoln Benefit Life Company ("LBL"), which included LBL's life insurance business generated through independent master brokerage agencies, LBL's deferred fixed annuities and its long-term care insurance business. The Company entered into a principal underwriting agreement with LBL for the variable universal life contracts sold through LBL independent master brokerage agencies.
Subsequent events - Subsequent events were evaluated through February 28, 2020, the date the financial statements were issued.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fee income - Fee income reflects amounts charged to Allstate Life and its affiliates in connection with the sales and wholesaling services provided by the Company. Fee income is earned in the period that the corresponding reimbursable expenses are incurred. A receivable is established for fees charged but not yet collected.
Underwriting revenues - Underwriting revenues reflect distribution fees due from Allstate Life for variable annuity contracts underwritten by the Company and underwriting compensation from LBL. A receivable is established for fees earned but not yet collected.
Expenses - Expenses consist ofsalaries and employee benefits and general and administrative expenses. Expenses are recognized as incurred. Expenses incurred in carrying out the Company's duties and responsibilities in its role as principal underwriter and wholesaler for contracts issued by Allstate Life and certain of its affiliates or LBL are fully reimbursed through fee income.
Regulatory fees and other expenses - Regulat01Y fees and other expenses reflect FINRA licensing fees, advertising costs, state filing fees and other costs incurred in the normal course of business.
Wholesaling and marketing expense - Wholesaling and marketing expenses reflect amounts paid or due to an unaffiliated third party for wholesaling and marketing support provided to an affiliated broker-dealer for variable annuity contracts underwritten by the Company.
Income taxes - The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based upon the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The Company had no differences between the financial statement and tax bases of assets and liabilities as of December 3 1, 2019.
Cash and cash equivalents - Cash equivalents include highly liquid investments in money market funds with original maturities of less than ninety days. Money market funds are carried at fair value, which is equal to the net asset value of the funds.
Segment Disclosure - The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation ofresources.
3. FAIR VALUE OF ASSETS AND LIABILITIES
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Financial Condition at fair value as of December 3 1, 2019 consist of money market funds included as a component of cash and cash equivalents. There are no liabilities carried at fair value. Money market funds are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Company can access.
Level 2: Assets whose values are based on the following:
a. Quoted prices for similar assets in active markets; or
b. Quoted prices for identical or similar assets in markets that are not active; or
c. Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets.
During the reporting period, all money market funds consist of shares of mutual funds totaling $779,225 that have daily quoted net asset values for identical assets that the Company can access and are categorized as Level I . The net asset values are received monthly from the third palty custodial financial institution.
The fair value of all other financial assets and liabilities approximates their carrying value as they are short-term in nature.
4. NET CAPITAL REQUIREMENTS
As a registered broker-dealer, the Company is subject to the SEC Uniform Net Capital Rule 15c3-l (the "Rule"), which requires the maintenance of minimum net capital, as defined under the Rule, equivalent to the greater of $5,000 or 6-2/3% of aggregate indebtedness, as defined under the Rule.
As of December 31, 2019, the Company had net capital, as defined under the Rule, of $786,221 which was $764,649 in excess of required net capital of $21,572.
The Company's aggregate indebtedness, as defined under the Rule, was 41.16% of its net capital.
5. INCOME TAXES
As a limited liability company, the Company's 2019 income will be reported on the income tax return ofAllstate Life as the Company's sole member. Allstate Life will join the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is a party to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company will settle its share of Allstate Life's 2019 tax liability or benefit with Allstate Life. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.
In 2020, the Internal Revenue Service ("IRS") is expected to complete their audit of the Allstate Group's 2015 and 2016 federal income tax returns and begin the 2017 and 2018 tax year examinations. The 2013 and 2014 federal income tax return audit is complete through the exam phase and is expected to be finalized in 2020. Any adjustments that may result from IRS examinations of the Allstate Group's tax return are not expected to have a material effect on the financial statements.
The Company had no liability for unrecognized tax benefits as of December 31, 2019 and believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties.
The Company paid income taxes of $2,222 in 2019. The statutory federal income tax rate of 21% is the same as the effective rate on income from operations in 2019.
6. RELATED-PARTY TRANSACTIONS
Fee income - The Company receives fee income from the contract issuers for which the Company serves as a wholesaler. The fee income is based on the expenses incurred in conducting the wholesaling activities. During 2019, the Company earned fee income of $6,991,102. As of December 31, 2019, amounts due from affiliated contract issuers totaled $460,518.
Underwriting revenue - The Company earned underwriting revenue of $83,803 for underwriting services provided to Allstate Life. As of December 3 1, 2019, $3,351 is due from Allstate Life for distribution fees earned.
Expenses - Certain affiliates ofthe Corporation ("service providers") provide services and administrative activities to the Company. The Company also utilizes business facilities and equipment owned or leased and operated by the service providers in conducting its business activities. The Company reimburses the service providers for costs incurred in providing these services. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. In 2019, the total costs allocated to the Company for these services totaled $281,703. As of December 3 1, 2019, $64,233 is payable for these services.
Other - Allstate serves as the primary paymaster for several of its subsidiaries and affiliates, including the Company. In addition, certain affiliates of Allstate make payments on behalf of the Company. Disbursements made by Allstate and affiliates on behalf of the Company include employee compensation and related expenses as well as payments for goods and services provided by external vendors. As of December 31, 2019, $74,057 was recorded as a payable to affiliates related to these transactions.
ALLSTATE DISTRIBUTORS, L.L.C.
COMPUTATION OF NET CAPITAL FOR BROKERS AND DEALERS PURSUANT TO RULE 15c3-1 UNDER THE SECURITIES EXCHANGE ACT OF 1934 December 31, 2019 Schedule G

NET CAPITAL
TOTAL MEMBER'S EQUITY
ADJUSTMENTS TO NET CAPITAL PURSUANT TO RULE 15C3-1 :
Total nonallowable assets
HAIRCUTS ON SECURITIES POSITIONS: 221,864
2% Haircut on money market
NET CAPITAL
AGGREGATE INDEBTEDNESS
COMPUTATION OF ALTERNATE NET CAPITAL REQUIREMENT:
MINIMUM NET CAPITAL REQUIRED
(6 2/3% of aggregate indebtedness)
MINIMUM DOLLAR NET CAPITAL REQUIREMENT OF
REPORTING BROKER OR DEALER
NET CAPITAL REQUIREwNT (Greater of $5,000 or 6 2/3% of aggregate indebtedness)
EXCESS NET CAPITAL 15,585
PERCENTAGE OF AGGREGATE INDEBTEDNESS TO NET CAPITAL 41.16%
Nonallowable assets:
Fee income receivable 179,397
Other assets 42,467

Note: There are no material differences between the computations using the amounts repolted in the accompanying audited financial statements and the computations as reported in the Company's unaudited FOCUS report, Part IIA, Form Xl 7a-5, as of December 3 1, 2019, filed on January 27, 2020.
ALLSTATE DISTRIBUTORS, L.L.C.
COIVIPUTATION FOR DETEmmqATION OF RESERVE REQUIREMENTS FOR BROKERS AND DEALERS PURSUANT TO RULE 15C3-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934
December 31.2019 Schedule H
The Company is exempt from the provisions of Rule 15c3-3 under the Securities Exchange Act of 1934, in that the Company's activities are limited to those set forth in the conditions for exemption appearing in paragraph (k) (l) ofRule 15c3-3.

Deloitte  Deloitte & Touche LLP 111 S, Wacker Drive
Chicago, IL 60606
USA
Tel: 1 312 486 1000 Fax: 1 312 486 1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Managers and the Member of Allstate Distributors, L. L.C.
Northbrook, Illinois
We have reviewed management's statements, included in the accompanying Exemption Report, in which (1) Allstate Distributors, L.L.C. (the "Company") identified the following provisions of 17 C.F.R. 5 240.15c3-3(k) under which the Company claimed an exemption from 17 C.F.R. 5240.15c3-3: paragraph (k)(l) (the "exemption provisions") and (2) the Company stated that the Company met the identified exemption provisions throughout the year ended December 31, 2019 without exception. The Company's management is responsible for compliance with the exemption provisions and its statements.
Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about the Company's compliance with the exemption provisions, A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management's statements. Accordingly, we do not express such an opinion.
Based on our review, we are not aware of any material modifications that should be made to management's statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(l) of Rule 15c3-3 under the Securities Exchange Act of 1934.
Is/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 28, 2020
ALLSTATE DISTRIBUTORS, L.L.C.
EXEMPTION REPORT
December 31 2019
Allstate Distributors, L.L.C. (the "Company") is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C,F.R. 5240, 17a-5, "Reports to be made by celtain brokers and dealers"). This Exemption Report was prepared as required by 17 C.F.R.  and (4). To the best of its knowledge and belief, the Company states the following:
(1) The Company clailned an exemption from 17 C.F.R. 240.15c3-3 under the following provisions of 17 C.F.R.
  240.15c3-3: paragraph (k)(l)
(2) The Company Inet the identified exemption provisions in 17 C.F,R. 240.15c3-3 : paragraph (k)(l) throughout the year ended December 3 1, 2019 without exception.
Allstate Distributors* L.L.C.
I, Mary K. Nelson, swear (or affirm) that, to Iny best knowledge and belief, this Exemption Report is true and correct.

Februaty 28, 2020